Offerings - Offering: 1	Jul. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	4,165,157
Proposed Maximum Offering Price per Unit	55.22
Maximum Aggregate Offering Price	$ 229,999,969.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,763.00
Offering Note	(1) This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registration statement on Form S-3 (File No. 333-297220) of Ouster, Inc. filed on July 2, 2026 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. (2) Includes up to 543,281 shares of common stock that may be offered and sold pursuant to the underwriter's option to purchase additional shares of common stock.